Debt issued measured at amortized cost (Tables)	3 Months Ended
Jun. 30, 2020
Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million	30.6.20	31.3.20	31.12.19
Certificates of deposit	16,401	9,246	5,190
Commercial paper	16,156	15,453	14,413
Other short-term debt	3,877	2,468	2,235
Short-term debt[1]	36,434	27,167	21,837
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	31,258	33,895	30,105
Senior unsecured debt other than TLAC	26,519	22,282	25,569
of which: issued by UBS AG with original maturity greater than one year[2]	21,729	20,576	22,349
Covered bonds	2,605	2,570	2,633
Subordinated debt	21,130	20,917	21,775
of which: high-trigger loss-absorbing additional tier 1 capital instruments	11,041	10,902	11,931
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,491	2,464	2,414
of which: low-trigger loss-absorbing tier 2 capital instruments	7,063	7,017	6,892
of which: non-Basel III-compliant tier 2 capital instruments	534	534	540
Debt issued through the Swiss central mortgage institutions	8,795	8,597	8,574
Other long-term debt	3	3	4
Long-term debt[3]	90,310	88,265	88,660
Total debt issued measured at amortized cost[4]	126,744	115,432	110,497
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 30 June 2020, 100% of the balance was unsecured (31 March 2020: 100% of the balance was unsecured; 31 December 2019: 100% of the balance was unsecured). 3 Debt with an original contractual maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.